September 1, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re: CitizensSelect Funds
CIK No. 1167368
1940 Act File No. 811-21035
Registration Statement File No. 333-82876

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on August 27, 2004.

Please address any comments or questions to the undersigned at (212) 922-6883. Than you.

Very truly yours,

/s/Kiesha Astwood
Kiesha Astwood
Cc:	J. Prusnofsky
Stroock & Stroock & Lavan LLP
Ernst & Young LLP